UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                      Irvington, NY           November 13, 2008
-------------------------      ---------------------    ----------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       78

Form 13F Information Table Value Total:       $1,573,577
                                             (in thousands)


List of Other Included Managers:

Form 13F  File Number            Name


(1)       028- 10555             Elm Ridge Capital Partners, L.P.
(2)       028- 12044             Elm Ridge Partners, LLC
(3)       028- 11797             Elm Ridge Offshore Master Fund, Ltd.

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

                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                               TITLE OF                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP   (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGER    SOLE    SHARED NONE
AK STL HLDG CORP              COM               001547108   5,793     223,500      CALL     SHARED    1, 2, 3     223,500
ALCATEL-LUCENT                SPONSORED ADR     013904305  34,771   9,054,977  SH           SHARED    1, 2, 3   9,054,977
ALLEGHENY TECHNOLOGIES INC    COM               01741R102   2,955     100,000      CALL     SHARED    1, 2, 3     100,000
AMEDISYS INC                  COM               023436108   4,867     100,000      PUT      SHARED    1, 2, 3     100,000
AMEDISYS INC                  COM               023436108   7,300     150,000  SH           SHARED    1, 2, 3     150,000
AMERICREDIT CORP              COM               03060R101   2,533     250,000      CALL     SHARED    1, 2, 3     250,000
ASML HOLDING N V              NY REG SHS        N07059186  28,747   1,632,400  SH           SHARED    1, 2, 3   1,632,400
AUTOLIV INC                   COM               052800109   4,979     147,539  SH           SHARED    1, 2, 3     147,539
BANK OF AMERICA CORPORATION   COM               060505104  35,000   1,000,000      PUT      SHARED    1, 2, 3   1,000,000
BLOCKBUSTER INC               CL B              093679207   3,601   2,748,610  SH           SHARED    1, 2, 3   2,748,610
BOEING CO                     COM               097023105   5,735     100,000      CALL     SHARED    1, 2, 3     100,000
BOEING CO                     COM               097023105  57,948   1,010,433  SH           SHARED    1, 2, 3   1,010,433
BUFFALO WILD WINGS INC        COM               119848109  12,543     311,700  SH           SHARED    1, 2, 3     311,700
CA INC                        COM               12673P105  55,569   2,784,003  SH           SHARED    1, 2, 3   2,784,003
CAPITAL ONE FINL CORP         COM               14040H105  46,325     908,327  SH           SHARED    1, 2, 3     908,327
CENVEO INC                    COM               15670S105  37,645   4,895,324  SH           SHARED    1, 2, 3   4,895,324
CF INDS HLDGS INC             COM               125269100  13,719     150,000      CALL     SHARED    1, 2, 3     150,000
CHIPOTLE MEXICAN GRILL INC    CL A              169656105   4,400      79,300  SH           SHARED    1, 2, 3      79,300
CIT GROUP INC                 COM               125581108  40,589   5,831,715  SH           SHARED    1, 2, 3   5,831,715
COLONIAL BANCGROUP INC        COM               195493309  31,150   3,963,047  SH           SHARED    1, 2, 3   3,963,047
CSX CORP                      COM               126408103  10,914     200,000      PUT      SHARED    1, 2, 3     200,000
DANA HOLDING CORP             COM               235825205  12,065   2,492,800  SH           SHARED    1, 2, 3   2,492,800
DONNELLEY R R & SONS CO       COM               257867101  44,321   1,806,823  SH           SHARED    1, 2, 3   1,806,823
DYNCORP INTL INC              CL A              26817C101  58,679   3,501,153  SH           SHARED    1, 2, 3   3,501,153
FIDELITY NATIONAL FINANCIAL   CL A              31620R105  39,683   2,699,518  SH           SHARED    1, 2, 3   2,699,518
FIRST SOLAR INC               COM               336433107  14,168      75,000      PUT      SHARED    1, 2, 3      75,000
FOSTER WHEELER LTD            SHS NEW           G36535139   3,611     100,000      CALL     SHARED    1, 2, 3     100,000
GOLDMAN SACHS GROUP INC       COM               38141G104  10,880      85,000      CALL     SHARED    1, 2, 3      85,000
HUDSON CITY BANCORP           COM               443683107   9,225     500,000      PUT      SHARED    1, 2, 3     500,000
ICU MED INC                   COM               44930G107  15,205     500,000  SH           SHARED    1, 2, 3     500,000
IMPAC MTG HLDGS INC           COM               45254P102     834   3,334,727  SH           SHARED    1, 2, 3   3,334,727
INTREPID POTASH INC           COM               46121Y102   9,826     326,000  SH           SHARED    1, 2, 3     326,000
IRON MTN INC                  COM               462846106  12,205     500,000      PUT      SHARED    1, 2, 3     500,000
ITRON INC                     COM               465741106  10,181     115,000      PUT      SHARED    1, 2, 3     115,000
JOS A BANK CLOTHIERS INC      COM               480838101  21,796     648,684  SH           SHARED    1, 2, 3     648,684
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111   6,235   4,618,580  PRN          SHARED    1, 2, 3   4,618,580
KAPSTONE PAPER & PACKAGING C  COM               48562P103  12,493   1,967,434  SH           SHARED    1, 2, 3   1,967,434
LAM RESEARCH CORP             COM               512807108  36,947   1,173,300  SH           SHARED    1, 2, 3   1,173,300
LEAR CORP                     COM               521865105  10,500   1,000,000      CALL     SHARED    1, 2, 3   1,000,000
LEAR CORP                     COM               521865105  15,602   1,485,901  SH           SHARED    1, 2, 3   1,485,901
MAGNA INTL INC                CL A              559222401  38,327     748,720  SH           SHARED    1, 2, 3     748,720
MARRIOTT INTL INC NEW         CL A              571903202  10,436     400,000      PUT      SHARED    1, 2, 3     400,000
MARTIN MARIETTA MATLS INC     COM               573284106  11,198     100,000      CALL     SHARED    1, 2, 3     100,000
MARTIN MARIETTA MATLS INC     COM               573284106   7,245      64,700  SH           SHARED    1, 2, 3      64,700
MBIA INC                      COM               55262C100  49,766   4,182,000  SH           SHARED    1, 2, 3   4,182,000
MICRON TECHNOLOGY INC         COM               595112103  20,733   5,119,285  SH           SHARED    1, 2, 3   5,119,285
NATIONAL CITY CORP            COM               635405103   4,738   2,707,300      CALL     SHARED    1, 2, 3   2,707,300
NUCOR CORP                    COM               670346105   7,900     200,000      CALL     SHARED    1, 2, 3     200,000
PANERA BREAD CO               CL A              69840W108   7,635     150,000      PUT      SHARED    1, 2, 3     150,000
PANERA BREAD CO               CL A              69840W108  11,106     218,191  SH           SHARED    1, 2, 3     218,191
PAR PHARMACEUTICAL COS INC    COM               69888P106  32,831   2,671,387  SH           SHARED    1, 2, 3   2,671,387
PFIZER INC                    COM               717081103  53,012   2,874,852  SH           SHARED    1, 2, 3   2,874,852
PHH CORP                      COM NEW           693320202  26,163   1,968,617  SH           SHARED    1, 2, 3   1,968,617
PNM RES INC                   COM               69349H107  42,473   4,147,800  SH           SHARED    1, 2, 3   4,147,800
POLARIS INDS INC              COM               731068102  10,199     224,200  SH           SHARED    1, 2, 3     224,200
RANGE RES CORP                COM               75281A109  10,718     250,000      CALL     SHARED    1, 2, 3     250,000
RANGE RES CORP                COM               75281A109  11,438     266,800      PUT      SHARED    1, 2, 3     266,800
SANDISK CORP                  COM               80004C101  33,935   1,735,803  SH           SHARED    1, 2, 3   1,735,803
SANMINA SCI CORP              COM               800907107  23,244  16,602,859  SH           SHARED    1, 2, 3  16,602,859
SANOFI AVENTIS                SPONSORED ADR     80105N105  27,692     842,462  SH           SHARED    1, 2, 3     842,462
SONY CORP                     ADR NEW           835699307  31,566   1,022,550  SH           SHARED    1, 2, 3   1,022,550
SPDR TR                       UNIT SER 1        78462F103  34,797     300,000      PUT      SHARED    1, 2, 3     300,000
STRYKER CORP                  COM               863667101  12,460     200,000      PUT      SHARED    1, 2, 3     200,000
SUPERVALU INC                 COM               868536103  46,158   2,127,100  SH           SHARED    1, 2, 3   2,127,100
TEXAS INDS INC                COM               882491103   8,172     200,000      PUT      SHARED    1, 2, 3     200,000
TEXAS INDS INC                COM               882491103  13,435     328,800  SH           SHARED    1, 2, 3     328,800
TRINITY INDS INC              COM               896522109  17,144     666,300      PUT      SHARED    1, 2, 3     666,300
TRINITY INDS INC              COM               896522109   7,585     294,800  SH           SHARED    1, 2, 3     294,800
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   6,296     395,700  SH           SHARED    1, 2, 3     395,700
UNITED STATES STL CORP NEW    COM               912909108  31,044     400,000      CALL     SHARED    1, 2, 3     400,000
UNITED STATES STL CORP NEW    COM               912909108  11,642     150,000      PUT      SHARED    1, 2, 3     150,000
US Steel                      COM               912909108  11,641     150,000  SH           SHARED    1, 2, 3     150,000
USG Corp                      COM               903293405  25,195     984,188  SH           SHARED    1, 2, 3     984,188
VULCAN MATLS CO               COM               929160109  37,250     500,000      PUT      SHARED    1, 2, 3     500,000
VULCAN MATLS CO               COM               929160109  29,800     400,000      CALL     SHARED    1, 2, 3     400,000
WACHOVIA CORP NEW             COM               929903102   1,400     400,000      PUT      SHARED    1, 2, 3     400,000
WACHOVIA CORP NEW             COM               929903102   1,400     400,000  SH           SHARED    1, 2, 3     400,000
WHIRLPOOL CORP                COM               963320106  14,264     179,900  SH           SHARED    1, 2, 3     179,900

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